SALES REVENUE	6 Months Ended
Jun. 30, 2026
Disclosure of sales revenue [Abstract]
SALES REVENUE	SALES REVENUE

	Three-month periods ended		Six-month periods ended
Description	June 30, 2026 (Unaudited)	June 30, 2025 (Unaudited)	June 30, 2026 (Unaudited)	June 30, 2025 (Unaudited)

Passenger revenue	4,573,579	4,579,638	9,623,102	9,597,841
Other revenues	452,040	395,890	903,999	803,387

Total	5,025,619	4,975,528	10,527,101	10,401,228

Taxes levied
Passenger revenue (a)	(13,046)	(716)	(13,792)	(1,545)
Other revenues	(33,923)	(32,468)	(63,290)	(62,917)

Total taxes	(46,969)	(33,184)	(77,082)	(64,462)

Total revenue	4,978,650	4,942,344	10,450,019	10,336,766
(a)In April 2026, the PIS and COFINS rate exemption applicable to revenues from scheduled passenger air transportation activities was suspended.
Revenues by geographical location are as follows:

	Three-month periods ended		Six-month periods ended
Description	June 30, 2026 (Unaudited)	June 30, 2025 (Unaudited)	June 30, 2026 (Unaudited)	June 30, 2025 (Unaudited)

Domestic revenue	4,075,657	3,913,259	8,450,513	8,219,014
Foreign revenue	902,993	1,029,085	1,999,506	2,117,752

Total revenue	4,978,650	4,942,344	10,450,019	10,336,766